DESCRIPTION OF BUSINESS AND ORGANIZATION - VIEs Consolidated Revenues, Net Loss and Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Variable Interest Entity
Revenues	$ 1,024,029	¥ 7,129,088	¥ 2,675,031	¥ 656,782
Net loss	(493,725)	(3,437,212)	(1,369,749)	(271,524)
Net cash (used)/provided in operating activities	(274,529)	(1,911,216)	(1,164,248)	(114,578)
Net cash used in investing activities	(292,753)	(2,038,089)	(1,324,021)	(489,282)
Net cash provided/(used) by financing activities	710,316	4,945,078	4,692,659	822,440
Net increase in cash and restricted cash	142,257	990,364	2,251,532	212,470
Cash and restricted cash at the beginning of the year	354,152	2,465,534	214,002	1,532
Cash and restricted cash at the end of the year	$ 496,409	3,455,898	2,465,534	214,002
VIEs | Reportable Legal Entity
Variable Interest Entity
Revenues		2,722,405	2,675,031	656,782
Net loss		(1,791,913)	(1,342,652)	(263,474)
Net cash (used)/provided in operating activities		596,345	(906,269)	(110,867)
Net cash used in investing activities		(476,871)	(1,183,378)	(489,282)
Net cash provided/(used) by financing activities		(11,388)	2,146,261	722,881
Net increase in cash and restricted cash		108,086	56,614	122,732
Cash and restricted cash at the beginning of the year		180,878	124,264	1,532
Cash and restricted cash at the end of the year			180,878	¥ 124,264
Cash and restricted cash adjusted at the beginning of the year		94,807
Cash and restricted cash adjusted at the end of the year		202,893	¥ 94,807
VIEs | Elimination
Variable Interest Entity
Restricted cash pledged to secure bank borrowings and registered capital		91,012
VIE registered capital		¥ 11,000